INCOME TAXES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 16,633
Deferred tax asset, Valuation allowance	35,611	$ 24,338
Amount of valuation allowance increased	11,109	7,738
Deferred tax liability	1,307	784
Deferred tax liability, goodwill	512	328
Unrecognized tax benefits balance	0	0
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	108,530	93,335
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 141,368	$ 106,873